Fees Summary	Jul. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,383,669,180.00
Previously Paid Amount	0.00
Total Fee Amount	211,839.75
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 211,839.75
Narrative - Max Aggregate Offering Price	$ 1,383,669,180.00
Final Prospectus	true